Operating Profit	12 Months Ended
Jun. 30, 2018
Analysis of income and expense [abstract]
Operating Profit
Operating Profit

	2018 £’000	2017 £’000	2016 £’000
Operating profit is stated after charging/(crediting):
Depreciation and impairment of owned property, plant and equipment	3,266	2,470	1,637
Depreciation of assets held under finance leases	72	62	83
Impairment of non-current assets (tangibles and intangibles)	19	—	(80)
Amortisation of intangible assets	2,912	1,814	1,242
Gain on disposal of property, plant and equipment	(79)	(16)	(15)
Loss on disposal of property, plant and equipment	74	122	—
Research and development expenditure credit	(1,008)	(1,322)	(1,117)
Government grants	(1,633)	(1,691)	(1,048)
Share-based compensation	1,505	854	768
Initial public offering preparation costs	4,643	—	—
Operating lease costs:
Land and buildings	8,444	6,443	4,437

Initial public offering preparation costs include professional fees incurred in the Group’s preparation for an initial public offering of the Company’s ordinary shares.
Auditor’s remuneration:
The Group paid the following amounts to its auditors in respect of the audit of the financial statements and for other services provided to the Group:

	2018 £’000	2017 £’000	2016 £’000
Audit of the financial statements	£437	£126	£80
Subsidiary local statutory audits	85	89	59
Total audit fees	522	215	139
Initial public offering fees	655	—	—
Total audit related fees	655	—	—
Total auditor’s remuneration	£1,177	£215	£139